CONVERTIBLE PREFERRED STOCK AND COMMON STOCK	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
CONVERTIBLE PREFERRED STOCK AND COMMON STOCK	CONVERTIBLE PREFERRED STOCK AND COMMON STOCK
Convertible Preferred Stock
The authorized, issued and outstanding shares of the convertible preferred stock and liquidation preferences were as follows:

	March 31, 2021
	Authorized Shares	Outstanding Shares	Net Carrying Value	Liquidation Preference
			(in thousands)
Series D’	190,000,000	105,386,149	$129,339	$161,515
Series D	87,235,535	33,483,143	46,979	51,316
Series C	64,129,209	23,298,388	35,293	35,514
Series B	36,969,407	9,185,302	7,049	7,123
Series A’	30,991,277	4,158,503	1,702	1,865
Series A	21,288	16,740	593	751
Series 1	4,305	2,961	—	—
Total	409,351,021	175,531,186	$220,955	$258,084
The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows:

March 31, 2021
Shares reserved for convertible preferred stock outstanding	175,531,186
Shares reserved for warrants to purchase shares of common stock	6,001,639
Shares reserved for warrants to purchase shares of preferred stock	44,205,800
Options issued and outstanding	44,914,082
Shares available for future option grants	11,048
Total	270,663,755